As filed with the Securities and Exchange Commission on December 29, 2023

1933 Act Registration No. 333-174332

1940 Act Registration No. 811-22559

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 272	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 274	[X]

First Trust Exchange-Traded Fund IV

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

W. Scott Jardine, Esq., Secretary

First Trust Exchange-Traded Fund IV

First Trust Advisors L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[X] on January 28, 2024 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 272

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 269, as it relates to the First Trust Gyroscope Dividend Income ETF, a series of the Registrant, until January 28, 2024. Parts A and B of the Registrant’s Post-Effective Amendment No. 200 and Part C of the Registrant’s Post-Effective Amendment No. 261 under the Securities Act of 1933 as they relate to the First Trust Gyroscope Dividend Income ETF, filed on July 22, 2022 and October 6, 2023, respectively, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 29th day of December, 2023.

First Trust Exchange-Traded Fund IV
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	December 29, 2023
James M. Dykas
/s/ Derek D. Maltbie	Treasurer, Chief Financial Officer and Chief Accounting Officer	December 29, 2023
Derek D. Maltbie
James A. Bowen*	) Trustee )
)
Richard E. Erickson*	) Trustee )
)
Thomas R. Kadlec*	) Trustee )
)
Denise M. Keefe*	) Trustee )
)
Robert F. Keith*	) Trustee )
	) By:	/s/ W. Scott Jardine
Niel B. Nielson*	) Trustee )	W. Scott Jardine Attorney-In-Fact
	)	December 29, 2023
Bronwyn Wright*	) Trustee )
)

*

Original powers of attorney dated March 14, 2016 or November 1, 2021 or September 11, 2023, authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.